                                        OPPENHEIMER STRATEGIC BOND FUND/VA
                                     OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
                                       OPPENHEIMER GLOBAL SECURITIES FUND/VA
                                     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
                                       OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
                                             OPPENHEIMER BOND FUND/VA
                                          OPPENHEIMER HIGH INCOME FUND/VA
                                  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
                                             OPPENHEIMER MONEY FUND/VA
                                      OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
                                  A Series of Oppenheimer Variable Account Funds
                                     Supplement dated October 11, 2002 to the
                              Statement of Additional Information dated May 15, 2002

         The supplement dated October 8, 2002 to the Statement of Additional Information is withdrawn.

October 11, 2002                                                       PX0600.011